Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables	Trade receivables include the following:

€ in thousand	As at December 31,
	2022	2021
Trade receivables	23,997	44,030
Less: loss allowance of receivables	(84)	(17)
TRADE RECEIVABLES, NET	23,912	44,013